[WILLKIE FARR & GALLAGHER LLP LETTERHEAD]

VIA EDGAR

March 21, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:   Preliminary Proxy Materials for
      Flaherty & Crumrine Preferred Income Fund Incorporated (File No.
      811-06179)
      FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED (FILE NO. 811-06495)

Ladies and Gentlemen:

      On behalf of each of the funds listed above (each, a "Fund" and collectively, the "Funds"), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of the Notice of Special Meeting of Shareholders, the Joint Proxy Statement and the Form of Proxy to be used in connection with the Meeting of Shareholders of the Funds to be held on May 21, 2008 (the "Meeting").

      As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve new fundamental investment restrictions and a new management agreement for each of the Funds.

      It is anticipated that definitive copies of the proxy materials will be mailed to shareholders on or about April 4, 2008.

      Please do not hesitate to contact me at (212) 728-8555 if you have comments or if you require additional information regarding the enclosed materials.

                                         Very truly yours,

                                         /s/ Edward Gizzi

                                         Edward Gizzi